STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Municipal Securities Fund

July 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Municipal Securities - .3%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M-048 (cost $1,259,075)	3.15	1/1/2036	1,250,000		1,329,300

Long-Term Municipal Investments - 99.8%
Alabama - 4.2%
Birmingham-Jefferson Civic Center Authority, Special Tax Revenue Bonds, Ser. B	5.00	7/1/2043	2,500,000		2,896,400
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x 0.67 +.90%	2.51	12/1/2023	1,405,000	[a]	1,386,847
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	1,000,000		1,201,240
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	0/6.6	10/1/2042	7,835,000	[b]	7,527,241
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2035	2,000,000		2,289,760
				15,301,488
Arizona - 2.2%
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2046	2,000,000	[c]	2,205,740
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health) Ser. A	5.00	1/1/2041	1,175,000		1,402,057
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School)	6.00	7/1/2038	2,750,000	[c]	3,161,097
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	1,000,000	[c]	1,055,940
				7,824,834
California - 4.3%
California, GO (Various Purpose)	5.00	10/1/2030	4,500,000		5,804,730

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 4.3% (continued)
California, GO, Refunding (Various Purpose)	5.00	4/1/2033	2,710,000	3,487,553
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health) Ser. B	5.00	11/15/2046	2,500,000	2,944,050
Sacramento North Natomas Community Facilities District No 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,500,000	1,691,145
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2041	1,500,000	1,731,165
				15,658,643
Colorado - 5.4%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Ser. A	5.00	4/1/2031	1,360,000	1,479,558
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives) Ser. A	5.25	1/1/2023	1,500,000	[d] 1,692,915
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Colorado Project) Ser. A	5.00	12/1/2041	2,500,000	2,894,150
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities)	5.00	12/1/2043	2,000,000	2,283,780
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System)	5.00	11/19/2026	2,500,000	3,088,025
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	3,000,000	3,548,190
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2027	3,065,000	3,573,606
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. C	5.38	9/1/2026	1,000,000	1,042,260
				19,602,484
Connecticut - 2.6%
Connecticut, GO, Ser. A	5.00	10/15/2025	3,000,000	3,430,230
Connecticut, Revenue Bonds, Ser. A	5.00	10/1/2029	2,500,000	2,824,225
Connecticut Development Authority, Revenue Bonds (Aquarion Water Co. Project)	5.50	4/1/2021	3,000,000	3,177,240
				9,431,695

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
District of Columbia - .8%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000		1,802,805
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	1,000,000		1,182,000
				2,984,805
Florida - 3.7%
Broward County Airport System, Revenue Bonds	5.00	10/1/2037	1,560,000		1,855,043
Escambia County, Revenue Bonds	5.00	10/1/2046	2,000,000		2,345,740
Miami Beach, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000		2,731,125
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000		1,129,280
Miami-Dade County Seaport Department, Revenue Bonds, Ser. A	5.50	10/1/2042	2,500,000		2,822,675
Palm Bay, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	10/1/2020	875,000	[e]	842,485
Pinellas County Health Facilities Authority, Revenue Bonds, Refunding (BayCare Health) (Insured; National Public Finance Guarantee Corp.) Ser. A2	3.52	11/15/2023	650,000	[f]	650,000
Port of Palm Beach District, Revenue Bonds, Refunding (Insured; XL Capital Assurance)	0.00	9/1/2023	1,000,000	[e]	887,280
				13,263,628
Georgia - 2.0%
Atlanta Development Authority, Revenue Bonds (Georgia Proton Treatment Center Project) Ser. A1	7.00	1/1/2040	1,500,000		1,659,990
Georgia Municipal Electric Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2028	2,500,000		2,991,425
Private Colleges & Universities Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2043	2,200,000		2,485,406
				7,136,821
Illinois - 14.2%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2033	1,000,000		1,187,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Illinois - 14.2% (continued)
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,804,530
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,000,000	1,104,930
Chicago II Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	2,490,000	2,783,073
Chicago II Waterworks, Waterworks Second Lien Revenue Bonds	5.00	11/1/2025	1,925,000	2,223,529
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien Revenue Bonds	5.75	1/1/2043	3,750,000	4,251,562
Chicago O'Hare International Airport, General Airport Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,100,000	2,382,912
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	1,500,000	1,761,915
Chicago Park District, GO, Refunding, Ser. C (Limited Tax)	5.00	1/1/2027	2,030,000	2,275,326
Cook County, Revenue Bonds, Refunding	5.00	11/15/2035	2,500,000	2,958,575
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. A	5.00	12/1/2044	2,000,000	2,237,300
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,000,000	2,363,540
Illinois, Revenue Bonds, Refunding	5.00	6/15/2024	2,500,000	2,733,700
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network)	5.00	6/1/2027	5,230,000	5,919,837
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System) Ser. A	5.00	11/15/2045	1,000,000	1,114,030
Illinois Finance Authority, Revenue Bonds, Refunding (Rehab Institute of Chicago) Ser. A	6.00	7/1/2043	2,500,000	2,820,025
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center) Ser. A	5.00	11/15/2033	3,000,000	3,431,310
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	1,500,000	1,749,975
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	2,000,000	2,143,460

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Illinois - 14.2% (continued)
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	2,320,000	2,805,112
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	1,000,000	1,206,190
				51,258,351
Indiana - 1.6%
Indiana Finance Authority, Revenue Bonds, Refunding	5.00	3/1/2039	1,400,000	1,460,326
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network) Ser. A	5.00	5/1/2042	4,000,000	4,386,120
				5,846,446
Iowa - 1.8%
Iowa Finance Authority, Revenue Bonds (Genesis Health System)	5.00	7/1/2024	1,635,000	1,849,806
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	1,000,000	1,088,150
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.88	12/1/2027	1,520,000	[c] 1,597,824
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project) Ser. B	5.25	12/1/2037	1,765,000	1,909,236
				6,445,016
Kansas - .5%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. B	4.00	11/15/2025	1,700,000	1,766,997
Kentucky - 3.5%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	2,000,000	2,320,580
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	3,250,000	3,545,652
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	6,000,000	6,649,980
				12,516,212
Louisiana - 2.4%
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project) Ser. A	5.00	7/1/2047	1,500,000	1,717,455

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Louisiana - 2.4% (continued)
Louisiana Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	1,500,000	1,644,705
New Orleans Aviation Board, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	1,250,000	1,474,113
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2036	1,135,000	1,355,042
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	2,175,000	2,429,453
				8,620,768
Maine - .6%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center)	7.50	7/1/2032	2,000,000	2,205,280
Massachusetts - 1.7%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	1,750,000	2,155,580
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce) Ser. A	5.00	7/1/2044	1,000,000	1,172,270
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,250,000	1,518,950
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	1,220,000	1,307,169
				6,153,969
Michigan - 5.2%
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	3,000,000	3,442,980
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000	1,159,810
Lansing Board of Water & Light, Revenue Bonds, Ser. A	5.50	7/1/2041	1,500,000	1,614,315
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2031	2,500,000	2,875,625
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2037	2,000,000	2,258,380

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Michigan - 5.2% (continued)
Michigan Strategic Fund, Revenue Bonds (Genesee Power Station Project)	5.00	6/30/2033	3,900,000	4,724,499
Michigan Strategic Fund, Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	1,700,000	1,695,138
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	1,000,000	1,150,150
				18,920,897
Missouri - .7%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Coxhealth) Ser. A	5.00	11/15/2029	2,000,000	2,355,620
Nebraska - .6%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	2,000,000	2,327,340
Nevada - 1.3%
Clark County, GO (Limited Tax)	5.00	11/1/2038	3,020,000	3,419,002
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,070,000	1,270,293
				4,689,295
New Jersey - 5.2%
Essex County Improvement Authority, Revenue Bonds (Covanta Holding)	5.25	7/1/2045	2,500,000	[c] 2,520,975
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	1,000,000	1,092,780
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	2,100,000	2,396,352
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,000,000	1,152,760
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000	1,161,290
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2041	1,000,000	1,151,180
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2037	1,600,000	1,887,984

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
New Jersey - 5.2% (continued)
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	2,000,000		2,237,400
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,000,000		2,340,260
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	2,500,000		2,854,125
				18,795,106
New York - 4.7%
New York City Industrial Development Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2020	1,000,000		1,032,290
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	4,400,000	[e]	643,852
New York Liberty Development Corp., Revenue Bonds, Refunding (3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[c]	2,747,750
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000		1,342,200
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2035	3,000,000		3,505,650
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	2/15/2043	3,100,000		3,454,795
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000		2,757,025
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	5.00	8/1/2026	700,000		740,586
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2048	815,000		786,483
				17,010,631
Ohio - 2.1%
Allen County Hospital Facilities, Revenue Bonds, Refunding (Catholic Health Partners) Ser. A	5.00	5/1/2042	4,500,000		4,850,280
Cuyahoga County, Revenue Bonds, Refunding (MetroHealth System)	5.25	2/15/2047	1,000,000		1,140,750

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Ohio - 2.1% (continued)
Ohio, Revenue Bonds, Refunding (Lease Appropriations-Adult Correctional Building Fund Projects) Ser. A	5.00	10/1/2037	1,430,000	1,725,138
				7,716,168
Pennsylvania - 9.5%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center) Ser. A	4.00	7/15/2035	1,250,000	1,396,038
Allentown City School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	1,000,000	1,255,470
Berks County Industrial Development Authority, Revenue Bonds (Tower Health Project)	5.00	11/1/2047	1,350,000	1,553,594
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	2,000,000	2,465,600
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C (Insured; County Gtd.) MUNIPSA +.53%	1.93	9/1/2023	3,000,000	[a] 3,000,900
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities)	5.00	11/15/2036	3,500,000	4,057,025
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2042	2,000,000	2,191,020
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2036	3,250,000	3,814,947
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2042	3,995,000	4,294,985
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000	4,827,280
The Philadelphia School District, GO, Refunding, Ser. E	5.25	9/1/2023	4,000,000	4,165,320
The Philadelphia School District, GO, Ser. A	5.00	9/1/2038	1,000,000	1,185,290
				34,207,469
South Carolina - 1.5%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. B	5.13	12/1/2043	5,000,000	5,540,000
Tennessee - .5%
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	1,750,000	1,942,868

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Texas - 10.9%
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	3,305,000	3,684,150
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2031	3,825,000	4,385,783
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	5.75	8/15/2033	4,500,000	4,997,880
Dallas Love Field, Revenue Bonds	5.00	11/1/2034	3,500,000	4,048,835
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	1,500,000	1,818,885
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Project)	5.00	11/1/2022	2,000,000	2,224,540
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	3,000,000	3,305,460
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	2,475,000	2,932,034
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[c] 1,071,130
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (NCCD-College Station Properties) Ser. A	5.00	7/1/2035	1,500,000	1,407,210
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,000,000	1,172,070
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	4,000,000	4,648,640
San Antonio Electric & Gas Systems, Revenue Bonds	5.00	2/1/2043	3,500,000	3,863,790
				39,560,407
U.S. Related - .4%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Agency Guaranty Corp.) Ser. L	5.25	7/1/2041	1,400,000	1,531,992
Utah - 1.0%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2034	3,000,000	3,582,000
Virginia - 1.0%
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	1,700,000	1,818,779
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System)	5.00	1/1/2035	1,560,000	1,808,867
				3,627,646

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
Washington - 1.6%
Port of Seattle, Revenue Bonds	5.00	4/1/2029	2,380,000	3,022,148
Washington State Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	2,450,000	2,845,675
				5,867,823
West Virginia - 1.5%
West Virginia University, Revenue Bonds (West Virginia University Projects) Ser. B	5.00	10/1/2036	5,000,000	5,335,700
Wisconsin - .6%
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Project) Ser. A	5.00	6/1/2040	2,000,000	2,302,740
Total Long-Term Municipal Investments (cost $339,143,358)			361,331,139
Total Investments (cost $340,402,433)			100.1%	362,660,439
Liabilities, Less Cash and Receivables			(0.1%)	(537,374)
Net Assets			100.0%	362,123,065

a Variable rate security—rate shown is the interest rate in effect at period end.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, these securities were valued at $14,360,456 or 3.97% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Opportunistic Municipal Securities Fund

July 31, 2019 (Unaudited)

The following is a summary of the inputs used as of July 31, 2019 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds† −	362,660,439	−	362,660,439

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

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fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts

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are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2019, accumulated net unrealized appreciation on investments was $22,258,006, consisting of $22,534,936 gross unrealized appreciation and $276,930 gross unrealized depreciation.

At July 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.